Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 14, 2011
Document And Entity Information
Entity Registrant Name	Hanover Portfolio Acquisitions, Inc.
Entity Central Index Key	0001528172
Document Type	S-1
Document Period End Date	Sep. 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,534,870
Amendment Description	No.1
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011